Schedule of Investments (unaudited) March 31, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.4%

State — 0.1%
Alabama Public School and College Authority, Refunding RB, 4.00%, 11/01/38	$395	$476,882

Transportation — 0.3%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 5.00%, 09/01/24	900	1,040,513

Total Municipal Bonds in Alabama		1,517,395

Arizona — 1.7%

County/City/Special District/School District — 0.2%
City of Phoenix, Refunding GO, 5.00%, 07/01/24	650	746,416

Health — 0.3%
Arizona Health Facilities Authority, Refunding RB,
Series A, 4.00%, 01/01/22(a)	1,000	1,028,873

Transportation — 0.3%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, Sub-Series A, 5.00%, 07/01/22(a)	1,000	1,060,522

Utilities — 0.9%
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/34	2,480	3,007,595

Total Municipal Bonds in Arizona		5,843,406

California — 20.4%

County/City/Special District/School District — 4.2%
Coast Community College District, Refunding GO, Series A, 4.00%, 08/01/23(a)	1,000	1,089,215
Contra Costa Community College District, GO, Series A, 4.00%, 08/01/39	1,000	1,098,944
El Camino Community College District Foundation, GO, Series C, 0.00%, 08/01/38(b)	680	444,900
Fremont Union High School District, Refunding GO, Series A, 5.00%, 08/01/44	1,350	1,667,752
Los Angeles Community College District, Refunding GO, Series A, 5.00%, 08/01/24(a)	1,000	1,156,329
Los Angeles County Facilities Inc., RB, Series A, 4.00%, 12/01/48	1,000	1,142,945
Los Angeles Unified School District, GO, Series B-1, 5.00%, 07/01/33	1,500	1,865,637
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	324,515
San Diego Community College District, Refunding GO, 4.00%, 08/01/32	500	578,405
San Diego Unified School District, GO
Series I, 5.00%, 07/01/41	1,000	1,229,426
Series I, 5.00%, 07/01/47	2,075	2,551,913
Series L, 4.00%, 07/01/49	1,000	1,155,500
San Marcos Unified School District, GO, Series B, 0.00%, 08/01/51(b)	350	149,172

		14,454,653

Education — 2.2%
California Educational Facilities Authority, RB,
Series U-6, 5.00%, 05/01/45	1,260	1,875,255
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	568,682
Series A, 4.00%, 11/01/38	500	565,795

Security	Par (000)	Value

Education (continued)
California State University, Refunding RB (continued)
Series A, 5.00%, 11/01/43	$540	$636,758
Series A, 5.00%, 11/01/48	1,030	1,277,396
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	605	720,359
Series AY, 5.00%, 05/15/32	500	621,361
Series AY, 5.00%, 05/15/36	1,000	1,236,149

		7,501,755

Health — 0.7%
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/48	1,950	2,310,863

State — 5.8%
California State Public Works Board, RB, Series A, 5.00%, 03/01/38	1,000	1,084,845
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26	250	308,789
Series C, 4.00%, 11/01/32	500	575,420
Series C, 5.00%, 11/01/34	685	833,794
State of California, GO, 5.00%, 03/01/45	1,000	1,154,726
State of California, Refunding GO
5.00%, 10/01/24	475	551,643
5.00%, 10/01/25	1,000	1,202,239
5.00%, 08/01/26	540	643,043
5.00%, 08/01/27	1,000	1,227,563
5.00%, 08/01/31	1,000	1,220,528
5.00%, 09/01/31	565	691,505
5.00%, 12/01/31	2,000	2,241,744
4.00%, 09/01/32	250	288,309
4.00%, 09/01/33	1,000	1,150,665
5.00%, 08/01/35	1,000	1,236,267
4.00%, 09/01/35	1,000	1,143,725
5.00%, 09/01/35	1,000	1,212,087
5.00%, 02/01/38	1,000	1,081,986
5.00%, 12/01/43	500	559,024
5.00%, 08/01/46	1,000	1,197,987

		19,605,889

Tobacco — 0.8%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, (SAP), 5.00%, 06/01/34	2,400	2,805,135

Transportation — 2.7%
Bay Area Toll Authority, RB, Series F-1, 4.00%, 04/01/56	1,000	1,113,603
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	575,770
City of Long Beach California Harbor Revenue, Refunding RB, Series C, 5.00%, 05/15/47	500	600,274
City of Los Angeles Department of Airports, RB, Sub- Series B, 5.00%, 05/15/42	1,500	1,806,516
City of Los Angeles Department of Airports, Refunding RB, Series B, 5.00%, 05/15/35	400	422,072
Foothill-Eastern Transportation Corridor Agency, Refunding RB(b)
Series A, (AGM), 0.00%, 01/15/36	500	346,856
Series A, (AGM), 0.00%, 01/15/37	1,000	669,608
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB Series E, 5.00%, 05/01/48	1,190	1,426,208

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB (continued)
Series A, AMT, 4.00%, 05/01/49	$1,000	$1,121,818
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series A, Senior Lien, 5.00%, 01/15/34	1,000	1,126,891

		9,209,616

Utilities — 4.0%
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/35	1,305	1,586,888
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/33	1,435	1,783,007
Los Angeles Department of Water & Power Power System Revenue, RB, Series D, 5.00%, 07/01/44	1,500	1,700,141
Los Angeles Department of Water & Power Power System Revenue, Refunding RB
Series A, 5.00%, 07/01/30	1,500	1,742,435
Series A, 5.00%, 07/01/37	1,000	1,239,577
Sacramento Municipal Utility District, RB, Series A, 5.00%, 08/15/41	575	634,210
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 08/15/26	1,500	1,526,378
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	621,396
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,564,043
State of California Department of Water Resources,
Refunding RB, Series AW, 5.00%, 12/01/33	1,000	1,229,017

		13,627,092

Total Municipal Bonds in California		69,515,003

Colorado — 2.3%

County/City/Special District/School District — 0.9%
City & County of Denver Colorado, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,694,686
El Paso County School District No.20 Academy, Refunding GO, (SAW), 4.00%, 12/15/24	1,350	1,383,819

		3,078,505

Health — 0.3%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,212,561

State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	569,216

Transportation — 0.5%
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 12/01/35	1,000	1,221,134
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	400	447,406

		1,668,540

Security	Par (000)	Value

Utilities — 0.4%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	$1,230	$1,261,026

Total Municipal Bonds in Colorado		7,789,848

Connecticut — 2.1%

Health — 0.3%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,000	1,186,328

State — 1.8%
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 09/01/24.	400	462,303
Series A, 5.00%, 10/01/29	725	803,937
Series A, 4.00%, 05/01/36	1,000	1,164,818
Series A, 4.00%, 09/01/36	430	483,943
State of Connecticut, GO
Series A, 5.00%, 10/15/23	850	951,168
Series A, 5.00%, 10/15/27	400	443,911
Series B, 5.00%, 06/15/28	400	469,073
Series B, 4.00%, 06/15/33	850	940,498
State of Connecticut, Refunding GO, Series B, 5.00%, 05/15/25	250	295,067

		6,014,718

Total Municipal Bonds in Connecticut		7,201,046

District of Columbia — 1.9%

State — 0.5%
District of Columbia, GO
Series D, 5.00%, 06/01/26	500	612,281
Series D, 4.00%, 06/01/34	1,000	1,157,536

		1,769,817

Transportation — 0.5%
Washington Metropolitan Area Transit Authority, RB,
Series A, 4.00%, 07/15/45	1,500	1,747,364

Utilities — 0.9%
District of Columbia Water & Sewer Authority, Refunding RB
Sub-Series A, 5.00%, 10/01/45	1,510	1,754,672
Series C, Sub-Lien, 5.00%, 10/01/44	1,000	1,135,947

		2,890,619

Total Municipal Bonds in District of Columbia		6,407,800

Florida — 2.4%

County/City/Special District/School District — 0.7%
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,725,771
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	598,439

		2,324,210

State — 0.4%
State of Florida, Refunding GO, Series A, 5.00%, 07/01/25	1,000	1,191,730

Transportation — 1.3%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/33	1,000	1,209,712
County of Broward Florida Airport System Revenue, Refunding RB, Series Q-1, 5.00%, 10/01/22(a)	1,000	1,072,727

2

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	$1,000	$1,143,453
State of Florida Department of Transportation Turnpike System Revenue, RB, Series A, 4.00%, 07/01/48	1,000	1,143,472

		4,569,364

Total Municipal Bonds in Florida		8,085,304

Georgia — 1.9%

County/City/Special District/School District — 0.5%
Gwinnett County School District, GO, 5.00%, 02/01/40	400	505,284
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,198,864

		1,704,148

State — 0.8%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	778,638
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	2,146,190

		2,924,828

Transportation — 0.4%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/29	1,000	1,300,885

Utilities — 0.2%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 05/01/25(a)	500	591,696

Total Municipal Bonds in Georgia		6,521,557

Hawaii — 0.2%

State — 0.2%
State of Hawaii, Refunding GO, Series A, 5.00%, 11/01/23	500	537,952

Illinois — 3.6%

Health — 0.3%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,184,895

State — 2.0%
Metropolitan Pier & Exposition Authority RB, (AGM), 0.00%, 06/15/46(b)	1,105	511,015
State of Illinois, GO 5.00%, 05/01/39	1,500	1,614,354
Series C, 5.00%, 11/01/29	1,000	1,167,785
Series D, 5.00%, 11/01/24	1,000	1,130,228
Series D, 5.00%, 11/01/26	500	588,817
State of Illinois, Refunding GO 5.00%, 02/01/22	500	518,001
Series A, 5.00%, 10/01/25	500	580,323
Series A, 5.00%, 10/01/28	500	606,900

		6,717,423

Transportation — 1.3%
Chicago O’Hare International Airport, RB, Series E, Senior Lien, 5.00%, 01/01/24	410	460,378
Chicago O’Hare International Airport, Refunding RB Series B, Senior Lien, 4.00%, 01/01/44	1,000	1,116,741
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,196,306

Security	Par (000)	Value

Transportation (continued)
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	$1,000	$1,191,621
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	100	116,404
Series A, 5.00%, 01/01/30	250	321,461

		4,402,911

Total Municipal Bonds in Illinois		12,305,229

Indiana — 0.2%

State — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	116,645

Utilities — 0.2%
Indiana Finance Authority, RB, Series A, 1st Lien, 5.25%, 10/01/38	650	665,619

Total Municipal Bonds in Indiana		782,264

Kansas — 0.7%

Health — 0.2%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/47	580	675,220

State — 0.5%
State of Kansas Department of Transportation, RB
5.00%, 09/01/27	1,000	1,190,046
5.00%, 09/01/34	500	590,863

		1,780,909

Total Municipal Bonds in Kansas		2,456,129

Louisiana(a) — 0.5%

County/City/Special District/School District — 0.3%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series C-1, 2nd Lien, 5.00%, 05/01/23	925	1,017,379

State — 0.2%
State of Louisiana, Refunding GO, Series C, 5.00%, 07/15/22	500	531,210

Total Municipal Bonds in Louisiana		1,548,589

Maryland — 1.0%

State — 1.0%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	441,173
4.00%, 11/01/29	695	771,059
State of Maryland, GO
Series A, 5.00%, 03/15/28	450	577,368
Series A, 5.00%, 03/15/31	400	492,076
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/25	1,000	1,194,135

Total Municipal Bonds in Maryland		3,475,811

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 2.9%

Education — 0.5%
Massachusetts Development Finance Agency, Refunding RB, Series A, 4.00%, 07/15/36	$1,000	$1,149,178
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(a)	400	466,437

		1,615,615

Health — 0.3%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34.	1,000	1,237,328

State — 2.1%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/26	725	881,142
Series A, 5.00%, 01/01/48	1,000	1,219,624
Series C, 5.00%, 05/01/29	1,000	1,097,366
Series E, 4.00%, 04/01/46	530	585,419
Series F, 5.00%, 11/01/37	500	627,241
Series F, 5.00%, 11/01/42	1,000	1,242,773
Series G, 4.00%, 09/01/32	1,325	1,519,776

		7,173,341

Total Municipal Bonds in Massachusetts		10,026,284

Michigan — 0.9%

Education — 0.2%
University of Michigan, Refunding RB, 5.00%, 04/01/46	585	685,478

Health — 0.3%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,257,967

State — 0.4%
State of Michigan Trunk Line Revenue, RB, Series B, 5.00%, 11/15/45	1,000	1,276,657

Total Municipal Bonds in Michigan		3,220,102

Missouri — 0.9%

State — 0.5%
Missouri Highway & Transportation Commission, Refunding RB, Series A, 1st Lien, 5.00%, 05/01/24	1,500	1,712,823

Utilities — 0.4%
Metropolitan St. Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(a)	330	389,054
Series B, 5.00%, 05/01/45	705	810,964

		1,200,018

Total Municipal Bonds in Missouri		2,912,841

New Jersey — 5.1%

State — 3.2%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	1,183,327
New Jersey Economic Development Authority, Refunding RB
Series NN, 5.00%, 03/01/22	500	521,421
Series NN, 5.00%, 03/01/25	500	541,198
Series NN, 5.00%, 03/01/30	1,000	1,072,860
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/25(b)	100	93,728
Series A, 0.00%, 12/15/32(b)	250	188,901
Series AA, 5.00%, 06/15/25	150	169,993

Security	Par (000)	Value

State (continued)

New Jersey Transportation Trust Fund Authority, RB (continued)
Series AA, 4.75%, 06/15/38	$280	$310,941
New Jersey Transportation Trust Fund Authority, RB, CAB(b)
Series A, 0.00%, 12/15/35.	3,075	2,092,744
Series A, 0.00%, 12/15/38	530	322,081
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31.	1,000	1,150,811
Series A, 5.00%, 12/15/36	1,000	1,210,853
Series D, 5.00%, 12/15/24	250	288,993
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,832,421

		10,980,272

Transportation — 1.9%
New Jersey Transportation Trust Fund Authority, RB 5.00%, 06/15/46	500	592,672
Series B, 5.00%, 06/15/21(a)	825	832,791
Series B, 5.50%, 06/15/31	500	504,458
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,134,460
New Jersey Turnpike Authority, Refunding RB
Series B, 5.00%, 01/01/23(a)	840	910,875
Series E, 5.00%, 01/01/29	1,000	1,246,292
Series E, 5.00%, 01/01/32	1,100	1,350,868

		6,572,416

Total Municipal Bonds in New Jersey		17,552,688

New York — 24.4%

County/City/Special District/School District — 5.5%
City of New York, GO
5.00%, 03/01/43	1,000	1,258,726
5.00%, 03/01/50	1,000	1,251,275
Series B-1, 5.00%, 12/01/41	1,390	1,659,118
Series D, 5.00%, 12/01/35	500	622,665
Series D, 4.00%, 12/01/41	1,000	1,154,970
Series F-1, 5.00%, 04/01/34	1,115	1,371,282
City of New York, Refunding GO
Series I, 5.00%, 08/01/22(a)	835	888,472
Series I, 5.00%, 08/01/26	165	175,311
Nassau County Interim Finance Authority, Refunding RB, 4.00%, 11/15/34	310	385,383
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	342,852
New York City Transitional Finance Authority Future Tax Secured Revenue, RB 5.00%, 05/01/37	1,000	1,187,909
Series A-1, 5.00%, 08/01/36	500	618,333
Series A-1, 5.00%, 08/01/42	1,000	1,218,916
Series B-1, 5.00%, 08/01/40	1,500	1,779,077
Series C-2, 5.00%, 05/01/36	1,000	1,229,944
Series D, 5.00%, 02/01/31	2,000	2,008,743
Sub-Series I, 5.00%, 05/01/42	1,620	1,765,721

		18,918,697

Education — 0.7%
New York State Dormitory Authority, RB, 5.00%, 10/01/45	1,500	2,239,404

4

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 0.3%
New York State Dormitory Authority, Refunding RB, 1st Series, 5.00%, 07/01/42.	$1,000	$1,204,845

State — 8.1%
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/31	1,000	1,158,166
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, (SAW), 5.00%, 07/15/35	2,000	2,454,626
Series -2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,673,050
New York State Dormitory Authority, RB
Series 2015B-B, 5.00%, 03/15/32	1,440	1,709,063
Series A, 5.00%, 03/15/35	740	912,315
Series A, 5.00%, 02/15/39	1,000	1,196,806
Series A, 5.00%, 03/15/44	1,350	1,630,967
Series A, 5.00%, 03/15/45	1,000	1,205,582
Series B, 5.00%, 03/15/42	2,000	2,081,452
New York State Dormitory Authority, Refunding RB 3.00%, 03/15/49	1,500	1,548,255
Series A, 5.00%, 03/15/24	600	682,040
Series A, 5.00%, 03/15/28	250	317,190
Series A, 4.00%, 03/15/43	500	568,278
Series D, 4.00%, 02/15/47	1,000	1,131,737
Series E, 5.00%, 03/15/27	500	621,837
Series E, 5.00%, 09/15/28(a)	5	6,456
Series E, 5.00%, 03/15/29	995	1,278,736
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/49	2,750	3,119,000
Series A, 5.00%, 03/15/24	1,000	1,137,049
Series A, 5.00%, 03/15/27	600	745,023
Series A, 5.00%, 03/15/39	1,000	1,252,786
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/29	1,000	1,154,905

		27,585,319

Transportation — 5.1%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42.	910	1,066,283
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,255,660
Series B-1, 5.00%, 11/15/47	1,000	1,187,924
Series D, 5.00%, 11/15/25	1,235	1,316,942
Series D-1, 5.00%, 11/15/34(c)	1,000	1,143,357
Series E-1, 5.00%, 11/15/42	1,260	1,327,333
Sub-Series C-1, 5.00%, 11/15/34	1,000	1,204,380
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	1,000	1,123,337
Port Authority of New York & New Jersey, Refunding RB
179th Series, 5.00%, 12/01/32	1,000	1,116,075
194th Series, 5.00%, 10/15/34	1,395	1,649,667
194th Series, 5.00%, 10/15/41	835	974,085
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	1,000	1,041,187
Triborough Bridge & Tunnel Authority, Refunding RB Series A, 5.00%, 11/15/31	1,000	1,205,020

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series A, 5.00%, 11/15/40	$600	$693,057
Series B, 5.00%, 11/15/38	1,000	1,204,184

		17,508,491

Utilities — 4.7%
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	1,500	1,775,548
New York City Water & Sewer System, RB
Series CC-1, 5.00%, 06/15/48	1,000	1,197,739
Series DD-1, 4.00%, 06/15/49	1,000	1,134,302
Series DD-2, 5.00%, 06/15/24	500	541,025
New York City Water & Sewer System, Refunding RB
Series DD, 5.00%, 06/15/35	2,500	2,852,564
Series DD, 5.00%, 06/15/39	420	477,366
Series EE, 5.00%, 06/15/36	1,000	1,188,822
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50	1,000	1,154,538
New York State Environmental Facilities Corp., Refunding RB
Series B, 5.00%, 06/15/28	570	575,352
Series A, Subordinate, 4.00%, 06/15/46	1,475	1,646,491
Utility Debt Securitization Authority, Refunding RB
Series TE, Restructured, 5.00%, 12/15/34	1,000	1,121,911
Series TE, Restructured, 5.00%, 12/15/41	2,000	2,231,232

		15,896,890

Total Municipal Bonds in New York.		83,353,646

North Carolina(b) — 0.2%

Transportation — 0.2%
North Carolina Turnpike Authority, RB 0.00%, 01/01/49	1,000	431,653
Series B, (AGC), 0.00%, 01/01/34	500	376,591

Total Municipal Bonds in North Carolina		808,244

Ohio — 0.9%

State — 0.2%
State of Ohio, Refunding GO, Series B, 5.00%, 09/15/25	510	611,482

Transportation — 0.3%
Ohio Turnpike & Infrastructure Commission, RB, 5.00%, 02/15/46	1,000	1,277,605

Utilities — 0.4%
American Municipal Power Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,288,382

Total Municipal Bonds in Ohio		3,177,469

Pennsylvania — 3.7%

Health — 0.7%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,231,951
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,238,634

		2,470,585

State — 1.3%
Commonwealth of Pennsylvania, GO
1st Series, 5.00%, 03/15/29	1,000	1,166,566
2nd Series, 5.00%, 10/15/26	685	765,238

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/28	$1,105	$1,363,110
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	1,000	1,157,217

		4,452,131

Transportation — 1.7%
Delaware River Port Authority, RB, Series A, 5.00%, 01/01/39	125	154,317
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	300,295
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,198,222
Series C, 5.00%, 12/01/43	240	264,635
Subordinate, 4.00%, 12/01/46	425	488,761
Series A, Subordinate, 4.00%, 12/01/50	480	549,584
Pennsylvania Turnpike Commission, Refunding RB(a)
Series A, 5.00%, 12/01/21	2,000	2,062,990
Series C, 5.00%, 12/01/23	760	856,784

		5,875,588

Total Municipal Bonds in Pennsylvania		12,798,304

South Carolina — 0.3%

Utilities — 0.3%
South Carolina Public Service Authority, Refunding RB, 4.00%, 12/01/40	750	875,933

Tennessee — 2.5%

County/City/Special District/School District — 0.7%
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO
4.00%, 07/01/30	765	904,458
5.00%, 07/01/32	1,000	1,260,723

		2,165,181

State — 1.5%
State of Tennessee, Refunding GO, Series A, 4.00%, 08/01/25	5,000	5,236,534

Transportation — 0.3%
Metropolitan Nashville Airport Authority, RB, Series A, 5.00%, 07/01/45	900	1,036,867

Total Municipal Bonds in Tennessee		8,438,582

Texas — 9.5%

County/City/Special District/School District — 1.7%
Carrollton-Farmers Branch Independent School District, Refunding GO(a)
Series 2018, (PSF-GTD), 4.00%, 02/15/22	310	320,157
Series A, (PSF-GTD), 4.00%, 02/15/23	445	476,051
Cypress-Fairbanks Independent School District, Refunding GO, Series C, (PSF-GTD), 5.00%, 02/15/44	500	562,697
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/23	800	900,101
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	675,295

Security	Par (000)	Value

County/City/Special District/School District (continued)
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(a)	$1,700	$1,747,739
State of Texas, Refunding GO, 5.00%, 04/01/24(a)	1,000	1,140,389

		5,822,429

Education — 0.2%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	504,708

Health — 0.3%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,172,363

State — 0.3%
State of Texas, Refunding GO, Series A, 5.00%, 10/01/36	1,000	1,182,663

Transportation — 4.5%
Central Texas Regional Mobility Authority, RB 5.00%, 01/01/27	1,000	1,179,440
Series A, Senior Lien, 5.00%, 01/01/45	1,000	1,124,947
Central Texas Regional Mobility Authority, Refunding RB, Series A, Senior Lien, 5.00%, 01/01/23(a)	1,000	1,084,376
Central Texas Turnpike System, RB
Series A, (AMBAC), 0.00%, 08/15/30(b)	270	225,163
Series C, 5.00%, 08/15/37	1,000	1,114,541
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,500,594
Grand Parkway Transportation Corp., RB 5.00%, 02/01/23	570	613,539
Series A, 5.00%, 10/01/35	695	863,307
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	576,506
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,249,129
North Texas Tollway Authority, Refunding RB Series A, 5.00%, 01/01/38	1,000	1,217,985
Series A, 5.00%, 01/01/43	1,815	2,185,979
Series B, 5.00%, 01/01/34	1,000	1,146,024
State of Texas, Refunding GO, Series A, 5.00%, 10/01/24(a)	1,000	1,162,242

		15,243,772

Utilities — 2.5%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,166,695
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/42	2,000	2,139,002
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	1,113,611
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	604,234
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/36	750	784,920

6

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	$1,180	$1,391,655
Series B, 5.00%, 04/15/49	1,000	1,243,861

		8,443,978

Total Municipal Bonds in Texas		32,369,913

Utah — 0.2%

State — 0.2%
State of Utah, GO, 5.00%, 07/01/25	450	536,488

Virginia — 3.1%

County/City/Special District/School District — 0.7%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	1,088,189
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 4.00%, 10/01/27	1,000	1,166,262

		2,254,451

State — 0.7%
Virginia College Building Authority, Refunding RB, Series E, 5.00%, 02/01/30	1,000	1,262,242
Virginia Commonwealth Transportation Board, Refunding RB, Series A, 5.00%, 05/15/31	1,000	1,254,429

		2,516,671

Transportation — 0.3%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 09/15/23	500	557,951
5.00%, 03/15/27	285	356,798

		914,749

Utilities — 1.4%
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 05/01/21(a)	4,050	4,064,356
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	605,234
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/21	195	195,000

		4,864,590

Total Municipal Bonds in Virginia		10,550,461

Washington — 3.4%

County/City/Special District/School District — 0.2%
Central Puget Sound Regional Transit Authority, Refunding RB, Series S-1, 5.00%, 11/01/36	485	572,857

State — 1.5%
State of Washington, GO, Series A, 5.00%, 08/01/43	1,250	1,549,575
State of Washington, Refunding GO
Series B, 5.00%, 07/01/23	1,000	1,107,760
Series B, 5.00%, 07/01/30	1,000	1,192,926
Series R, 5.00%, 07/01/31	1,000	1,162,027

		5,012,288

Security	Par (000)	Value

Transportation — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	$1,000	$1,489,748
Port of Seattle Washington, Refunding RB, Series A, 5.00%, 08/01/31	2,000	2,122,505

		3,612,253

Utilities — 0.7%
County of King Washington Sewer Revenue, Refunding RB, Series B, 5.00%, 07/01/23(a)	2,075	2,298,860

Total Municipal Bonds in Washington		11,496,258

Wisconsin — 1.5%

Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,188,112

State — 1.1%
State of Wisconsin, Refunding GO
5.00%, 11/01/27	770	964,303
5.00%, 11/01/29	525	652,581
Series 1, 5.00%, 05/01/22	1,000	1,052,274
Series 2, 5.00%, 11/01/26	980	1,213,875

		3,883,033

Total Municipal Bonds in Wisconsin		5,071,145

Total Long-Term Investments — 98.8% (Cost: $313,298,664)		337,175,691

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(d)(e)	2,728,626	2,729,172

Total Short-Term Securities — 0.8% (Cost: $2,729,172)		2,729,172

Total Investments — 99.6% (Cost: $316,027,836)		339,904,863

Other Assets Less Liabilities — 0.4%		1,504,519

Net Assets — 100.0%		$341,409,382

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	iShares Municipal Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,146,259	$—	$(1,417,082	)(a)	$1,592	$(1,597)	$2,729,172	2,728,626	$86	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$337,175,691	$—	$337,175,691
Short-Term Securities
Money Market Funds	2,729,172	—	—	2,729,172

	$2,729,172	$337,175,691	$—	$339,904,863

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GTD	GTD Guaranteed

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

8